Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.19313%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$811,107.40

Principal:
Principal Collections	$13,649,537.00
Prepayments in Full	$6,476,513.35
Liquidation Proceeds	$93,369.14
Recoveries	$43,805.61
Sub Total	$20,263,225.10
Collections	$21,074,332.50

Purchase Amounts:
Purchase Amounts Related to Principal	$288,141.30
Purchase Amounts Related to Interest	$1,112.62
Sub Total	$289,253.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,363,586.42

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,363,586.42
Servicing Fee	$244,205.04	$244,205.04	$0.00	$0.00	$21,119,381.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,119,381.38
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,119,381.38
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,119,381.38
Interest - Class A-3 Notes	$75,364.72	$75,364.72	$0.00	$0.00	$21,044,016.66
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$20,701,235.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,701,235.66
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$20,572,968.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,572,968.99
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$20,483,492.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,483,492.32
Regular Principal Payment	$18,572,606.97	$18,572,606.97	$0.00	$0.00	$1,910,885.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,910,885.35
Residual Released to Depositor	$0.00	$1,910,885.35	$0.00	$0.00	$0.00
Total		$21,363,586.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,572,606.97
Total					$18,572,606.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,572,606.97	$33.93	$75,364.72	$0.14	$18,647,971.69	$34.07
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$18,572,606.97	$11.76	$635,889.06	$0.40	$19,208,496.03	$12.16

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$29,847,413.82	0.0545347	$11,274,806.85	0.0206004
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$238,957,413.82	0.1513490	$220,384,806.85	0.1395857

Pool Information
Weighted Average APR	3.317%	3.319%
Weighted Average Remaining Term	25.58	24.77
Number of Receivables Outstanding	25,191	24,271
Pool Balance	$293,046,048.39	$272,462,474.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$270,983,051.12	$252,101,690.54
Pool Factor	0.1695869	0.1576751

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$20,360,784.42
Targeted Overcollateralization Amount	$52,077,668.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,077,668.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$76,012.64
(Recoveries)		125	$43,805.61
Net Loss for Current Collection Period			$32,207.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1319%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0091%
Second Prior Collection Period			-0.2433%
Prior Collection Period			0.2320%
Current Collection Period			0.1367%
Four Month Average (Current and Prior Three Collection Periods)			0.0291%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,922	$14,444,605.24
(Cumulative Recoveries)			$3,220,685.87
Cumulative Net Loss for All Collection Periods			$11,223,919.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6495%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,682.97
Average Net Loss for Receivables that have experienced a Realized Loss			$2,861.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	196	$3,164,543.28
61-90 Days Delinquent	0.12%	20	$326,772.71
91-120 Days Delinquent	0.04%	6	$96,057.48
Over 120 Days Delinquent	0.20%	33	$547,028.71
Total Delinquent Receivables	1.52%	255	$4,134,402.18

Repossession Inventory:
Repossessed in the Current Collection Period		4	$74,555.54
Total Repossessed Inventory		7	$137,623.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2064%
Prior Collection Period			0.2580%
Current Collection Period			0.2431%
Three Month Average			0.2359%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3560%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	39

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$945,319.55
2 Months Extended	60	$1,022,688.09
3+ Months Extended	6	$67,742.67

Total Receivables Extended	123	$2,035,750.31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer